Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Income (loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans [abstract]
Actuarial gain from changes in financial assumptions	₩ 320,582	₩ 429,810
Experience adjustments	105,089	(20,175)
Expected return	10,030	(4,777)
Total loss (gain) on remeasurement, net defined benefit liability (asset)	₩ 435,701	₩ 404,858